Information by Segment - Summary of Generation and Transmission, Distribution and Others by Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
TOTAL CURRENT ASSETS	$ 6,179,256	$ 6,581,254
Cash and cash equivalents	1,506,993	1,938,997
Other current financial assets	230,279	120,383
Other current non-financial assets	560,786	486,162
Trade and other current receivables	3,234,935	3,504,457
Current accounts receivable from related parties	46,950	16,369
Inventories	471,433	396,239
Current tax assets	127,880	107,321
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	20,754,302	23,195,130
Other non-current financial assets	2,790,863	3,049,811
Other non-current non-financial assets	2,332,856	2,735,890
Trade and other non-current receivables	578,524	587,957
Non-current accounts receivable from related parties	32	847
Investments accounted for using the equity method	2,273	1,978	$ 2,596
Intangible assets other than goodwill	4,524,826	5,527,879
Goodwill	945,512	1,173,043
Property, plant and equipment	8,354,672	8,763,438
Investment property	7,942	10,254
Right-of-use assets	222,420	255,799
Deferred tax assets	994,382	1,088,234
TOTAL ASSETS	26,933,558	29,776,384
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	7,277,222	6,735,932
Other current financial liabilities	1,825,130	1,408,407
Current lease liabilities	51,495	81,644
Trade and other payables, current	4,093,576	3,920,045
Current accounts payable to related parties	597,122	494,511
Other current provisions	220,425	286,052
Current tax liabilities	222,870	220,727
Other current non-financial liabilities	266,604	320,755
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,791
TOTAL NON-CURRENT LIABILITIES	9,322,673	10,794,266
Other non-current financial liabilities	3,837,706	4,781,833
Non-current lease liability	91,070	108,625
Trade payables, non-current	2,061,475	2,335,997
Non-current accounts payable to related companies	144,391
Other long-term provisions	833,900	976,327
Deferred tax liabilities	612,953	643,854
Non-current provisions for employee benefits	1,624,217	1,836,362
Other non-current non-financial liabilities	116,961	111,268
Equity	10,333,663	12,246,186	8,831,900	$ 8,278,507
Equity attributable to shareholders of Enel Américas	8,105,859	9,966,287
Share and paid-in capital	9,763,078	9,783,875
Retained earnings (losses)	5,415,698	5,474,411
Other reserves	(7,072,917)	(5,291,999)	(4,880,883)	$ (3,866,564)
Non-controlling interests	2,227,804	2,279,899
TOTAL LIABILITIES AND EQUITY	26,933,558	29,776,384
Revenues and Other income, by nature	12,192,674	14,314,112	12,989,689
Revenues	11,238,976	13,053,376	11,924,761
Energy sales	9,655,212	11,798,362	10,929,323
Other sales	36,968	58,752	48,968
Other services rendered	1,546,796	1,196,262	946,470
Other income, by nature	953,698	1,260,736	1,064,928
Raw Materials and Consumables Used	(7,555,915)	(8,541,023)	(7,948,400)
Energy purchases	(5,337,887)	(6,096,863)	(5,654,358)
Fuel consumption	(137,850)	(277,117)	(226,843)
Transportation costs	(1,016,486)	(1,110,921)	(944,304)
Other miscellaneous supplies and services	(1,063,692)	(1,056,122)	(1,122,895)
Contribution Margin	4,636,759	5,773,089	5,041,289
Other work performed by the entity and capitalized	147,151	181,565	177,997
Employee benefits expenses	(565,046)	(809,753)	(840,493)
Other expense, by nature	(1,065,278)	(1,150,709)	(1,021,085)
GROSS OPERATING RESULT	3,240,442	3,994,192	3,357,708
Depreciation and amortization expense	(858,099)	(948,330)	(862,440)
Impairment (loss) reversal recognized in profit or loss		2,126	61,753
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(242,372)	(279,125)	(122,501)
OPERATING INCOME	2,053,115	2,768,863	2,434,520
Total financial results	(313,107)	(377,533)	(332,663)
Total financial income	321,477	449,661	358,081
Cash and cash equivalents	59,510	145,532	133,180
Other financial income	261,967	304,129	224,901
Financial costs	(768,453)	(1,088,631)	(1,071,759)
Bank borrowings	(70,023)	(134,024)	(162,192)
Secured and unsecured obligations	(208,630)	(281,359)	(312,204)
Other	(489,800)	(673,248)	(597,363)
Income from indexation units	76,698	124,477	270,380
Foreign exchange profits (losses)	57,171	136,960	110,635
Positive			589,854
Negative			(452,894)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,133	583	2,452
Total	4,671	14,196	681
Gain (loss) from other investments	54	1,048	51
Gain (loss) from the sale of assets	4,617	13,148	630
Profit (loss) before taxes	1,747,812	2,406,109	2,104,990
Income tax expense (income)	(566,560)	(236,346)	(437,932)
PROFIT (LOSS)	1,181,252	2,169,763	1,667,058
Profit (loss)	1,181,252	2,169,763	1,667,058
Profit (loss) attributable to owners of the parent	825,197	1,614,085	1,201,381
Profit (loss) attributable to non-controlling interests	356,055	555,678	465,677
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,425,510	2,527,511	1,844,565
Net cash flows from (used in) investing activities	(1,535,616)	(1,599,798)	(3,069,189)
Net cash flows from (used in) financing activities	(1,186,535)	(822,904)	1,867,066
Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	6,179,256	6,581,254
Cash and cash equivalents	1,506,993	1,938,997
Other current financial assets	230,279	120,383
Other current non-financial assets	560,786	486,162
Trade and other current receivables	3,234,935	3,504,457
Current accounts receivable from related parties	46,950	16,369
Inventories	471,433	396,239
Current tax assets	127,880	107,321
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	20,754,302	23,195,130
Other non-current financial assets	2,790,863	3,049,811
Other non-current non-financial assets	2,332,856	2,735,890
Trade and other non-current receivables	578,524	587,957
Non-current accounts receivable from related parties	32	847
Investments accounted for using the equity method	2,273	1,978
Intangible assets other than goodwill	4,524,826	5,527,879
Goodwill	945,512	1,173,043
Property, plant and equipment	8,354,672	8,763,438
Investment property	7,942	10,254
Right-of-use assets	222,420	255,799
Deferred tax assets	994,382	1,088,234
TOTAL ASSETS	26,933,558	29,776,384
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	7,277,222	6,735,932
Other current financial liabilities	1,825,130	1,451,293
Current lease liabilities	51,495	856,244
Trade and other payables, current	4,093,576	3,079,002
Current accounts payable to related parties	597,122	598,656
Other current provisions	220,425	356,118
Other current non-financial liabilities	256,640	320,755
TOTAL NON-CURRENT LIABILITIES	9,322,673	10,794,266
Other non-current financial liabilities	3,837,706	4,781,833
Non-current lease liability	91,070	108,625
Trade payables, non-current	2,061,475	2,335,997
Non-current accounts payable to related companies	144,391
Other long-term provisions	833,900	976,327
Deferred tax liabilities	612,953	643,854
Non-current provisions for employee benefits	1,624,217	1,836,362
Other non-current non-financial liabilities	116,961	111,268
Equity	10,333,663	12,246,186
Equity attributable to shareholders of Enel Américas	8,105,859	9,966,287
Share and paid-in capital	9,763,078	9,783,875
Retained earnings (losses)	5,415,698	5,474,411
Other reserves	(7,072,917)	(5,291,999)
Non-controlling interests	2,227,804	2,279,899
TOTAL LIABILITIES AND EQUITY	26,933,558	29,776,384
Revenues and Other income, by nature	12,192,674	14,314,112	12,989,689
Revenues	11,238,976	13,053,376	11,924,761
Energy sales	9,655,212	11,798,362	10,929,323
Other sales	36,968	58,752	48,968
Other services rendered	1,546,796	1,196,262	946,470
Other income, by nature	953,698	1,260,736	1,064,928
Raw Materials and Consumables Used	(7,555,915)	(8,541,023)	(7,948,400)
Energy purchases	(5,337,887)	(6,096,863)	(5,654,358)
Fuel consumption	(137,850)	(277,117)	(226,843)
Transportation costs	(1,016,486)	(1,110,921)	(944,304)
Other miscellaneous supplies and services	(1,063,692)	(1,056,122)	(1,122,895)
Contribution Margin	4,636,759	5,773,089	5,041,289
Other work performed by the entity and capitalized	147,151	181,565	177,997
Employee benefits expenses	(565,046)	(809,753)	(840,493)
Other expense, by nature	(1,065,278)	(1,150,709)	(1,021,085)
GROSS OPERATING RESULT	3,153,586	3,994,192	3,357,708
Depreciation and amortization expense	(858,099)	(948,330)	(862,440)
Impairment (loss) reversal recognized in profit or loss		2,126	61,753
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(242,372)	(279,125)	(122,501)
OPERATING INCOME	2,053,115	2,768,863	2,434,520
Total financial results	(313,107)	(377,533)	(332,663)
Total financial income	321,477	449,661	358,081
Cash and cash equivalents	59,510	145,532	133,180
Other financial income	261,967	304,129	224,901
Financial costs	(768,453)	(1,088,631)	(1,071,759)
Bank borrowings	(70,023)	(134,024)	(162,192)
Secured and unsecured obligations	(208,630)	(281,359)	(312,204)
Other	(489,800)	(673,248)	(597,363)
Income from indexation units	76,698	124,477	270,380
Foreign exchange profits (losses)	57,171	136,960	110,635
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,133	583	2,452
Total	4,671	14,196	681
Gain (loss) from other investments	54	1,048	51
Gain (loss) from the sale of assets	4,617	13,148	630
Profit (loss) before taxes	1,747,812	2,406,109	2,104,990
Income tax expense (income)	(566,560)	(236,346)	(437,932)
PROFIT (LOSS)	1,181,252	2,169,763	1,667,058
Profit (loss)	1,181,252	2,169,763	1,667,058
Profit (loss) attributable to owners of the parent	1,614,085	1,614,085	1,201,381
Profit (loss) attributable to non-controlling interests	555,678	555,678	465,677
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,425,510	2,527,511	1,844,565
Net cash flows from (used in) investing activities	(1,535,616)	(1,599,798)	(3,069,189)
Net cash flows from (used in) financing activities	(1,186,535)	(822,904)	1,867,066
Generation and Transmission
ASSETS
TOTAL CURRENT ASSETS	1,752,168	1,401,368
Cash and cash equivalents	678,856	593,058
Other current financial assets	77,146	62,287
Other current non-financial assets	70,693	68,906
Trade and other current receivables	699,288	446,026
Current accounts receivable from related parties	110,101	129,961
Inventories	86,375	68,525
Current tax assets	29,709	32,605
TOTAL NON-CURRENT ASSETS	5,023,349	5,481,408
Other non-current financial assets	293,011	345,968
Other non-current non-financial assets	44,772	67,688
Trade and other non-current receivables	280,119	311,858
Non-current accounts receivable from related parties	43,945	54,002
Investments accounted for using the equity method	111,027	104,875
Intangible assets other than goodwill	136,569	67,708
Property, plant and equipment	3,953,188	4,498,513
Right-of-use assets	127,537	147,005
Deferred tax assets	33,190	30,796
TOTAL ASSETS	6,775,517	6,882,776
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,652,616	1,222,704
Other current financial liabilities	317,285	240,865
Current lease liabilities	21,478	42,441
Trade and other payables, current	881,993	580,450
Current accounts payable to related parties	155,817	122,443
Other current provisions	79,356	80,023
Current tax liabilities	150,727	144,418
Other current non-financial liabilities	45,960	54,505
TOTAL NON-CURRENT LIABILITIES	1,280,831	1,690,280
Other non-current financial liabilities	727,682	1,071,781
Non-current lease liability	11,591	20,506
Trade payables, non-current	979	4,178
Non-current accounts payable to related companies	19,252	15,258
Other long-term provisions	84,179	101,159
Deferred tax liabilities	335,101	382,097
Non-current provisions for employee benefits	32,753	33,720
Other non-current non-financial liabilities	69,294	82,087
Equity	3,842,070	3,969,792
Equity attributable to shareholders of Enel Américas	3,842,070	3,969,792
Share and paid-in capital	1,821,697	1,968,025
Retained earnings (losses)	1,122,697	1,190,915
Issuance premium	37,138	38,888
Other reserves	860,592	771,964
TOTAL LIABILITIES AND EQUITY	6,775,517	6,882,776
Revenues and Other income, by nature	3,000,829	3,057,056	3,036,418
Revenues	2,977,178	3,007,419	2,961,895
Energy sales	2,880,510	2,885,369	2,814,879
Other sales	32,291	48,946	44,810
Other services rendered	64,377	73,104	102,206
Other income, by nature	23,651	49,637	74,523
Raw Materials and Consumables Used	(1,375,163)	(1,218,451)	(1,280,555)
Energy purchases	(918,086)	(578,373)	(757,914)
Fuel consumption	(137,850)	(277,116)	(226,843)
Transportation costs	(226,531)	(260,281)	(187,111)
Other miscellaneous supplies and services	(92,696)	(102,681)	(108,687)
Contribution Margin	1,625,666	1,838,605	1,755,863
Other work performed by the entity and capitalized	3,946	10,023	9,467
Employee benefits expenses	(101,339)	(114,226)	(122,858)
Other expense, by nature	(145,700)	(136,526)	(140,031)
Depreciation and amortization expense	(240,241)	(261,958)	(295,719)
Impairment (loss) reversal recognized in profit or loss		(1,307)	66,987
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(934)	645	(4,998)
OPERATING INCOME	1,141,398	1,335,256	1,268,711
Total financial results	(56,160)	4,788	70,220
Total financial income	93,720	153,668	116,829
Cash and cash equivalents	32,879	99,237	84,253
Other financial income	60,841	54,431	32,576
Financial costs	(149,750)	(178,978)	(203,183)
Bank borrowings	(3,945)	(12,603)	(18,221)
Secured and unsecured obligations	(70,317)	(80,638)	(98,979)
Other	(75,488)	(85,737)	(85,983)
Income from indexation units	(85,734)	(83,759)	8,815
Foreign exchange profits (losses)	85,604	113,857	147,759
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,630	790	2,171
Total	3,764	1,287	135
Gain (loss) from other investments	50	1,042	51
Gain (loss) from the sale of assets	3,714	245	84
Profit (loss) before taxes	1,091,632	1,342,121	1,341,237
Income tax expense (income)	(326,573)	(419,338)	(449,235)
PROFIT (LOSS)	765,059	922,783	892,002
Profit (loss)	765,059	922,783	892,002
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,109,985	1,052,312	1,197,918
Net cash flows from (used in) investing activities	(164,687)	(84,523)	(103,167)
Net cash flows from (used in) financing activities	(797,743)	(1,039,947)	(865,538)
Distribution
ASSETS
TOTAL CURRENT ASSETS	4,321,551	4,513,289
Cash and cash equivalents	748,245	649,538
Other current financial assets	151,746	49,098
Other current non-financial assets	430,800	374,419
Trade and other current receivables	2,524,640	3,044,634
Current accounts receivable from related parties	19,689	26,237
Inventories	384,790	327,751
Current tax assets	61,641	30,286
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	14,821,340	16,610,174
Other non-current financial assets	2,497,735	2,703,694
Other non-current non-financial assets	2,284,187	2,663,918
Trade and other non-current receivables	297,872	275,915
Non-current accounts receivable from related parties	32	68
Investments accounted for using the equity method	1,596	1,710
Intangible assets other than goodwill	4,370,876	5,441,246
Property, plant and equipment	4,396,560	4,507,627
Investment property	7,942	10,254
Right-of-use assets	94,180	108,112
Deferred tax assets	859,160	1,005,742
TOTAL ASSETS	19,142,891	21,123,463
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,990,541	5,027,059
Other current financial liabilities	244,675	886,221
Current lease liabilities	29,753	38,758
Trade and other payables, current	922,481	3,102,559
Current accounts payable to related parties	466,606	518,068
Other current provisions	172,234	205,464
Current tax liabilities	87,290	70,073
Other current non-financial liabilities	70,627	240,883
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,791
TOTAL NON-CURRENT LIABILITIES	2,156,386	8,548,777
Other non-current financial liabilities	1,106,056	3,222,304
Non-current lease liability	78,882	87,742
Trade payables, non-current	236,865	2,320,943
Non-current accounts payable to related companies	85,228	34,662
Other long-term provisions	60,404	874,836
Deferred tax liabilities	482,614	267,181
Non-current provisions for employee benefits	122,626	1,799,663
Other non-current non-financial liabilities	18,925	29,181
Equity	3,238,764	7,547,627
Equity attributable to shareholders of Enel Américas	3,238,764	7,547,627
Share and paid-in capital	1,224,154	3,558,565
Retained earnings (losses)	1,023,320	318,239
Issuance premium	55,685	58,011
Other reserves	935,605	3,612,812
TOTAL LIABILITIES AND EQUITY	7,385,691	21,123,463
Revenues and Other income, by nature	9,969,814	12,116,249	10,739,115
Revenues	9,039,284	10,905,824	9,748,895
Energy sales	7,511,207	9,734,017	8,806,468
Other sales	5,221	9,805	4,158
Other services rendered	1,522,856	1,162,002	938,269
Other income, by nature	930,530	1,210,425	990,220
Raw Materials and Consumables Used	(6,953,255)	(8,175,432)	(7,456,629)
Energy purchases	(5,149,046)	(6,323,836)	(5,637,926)
Transportation costs	(838,996)	(903,489)	(811,849)
Other miscellaneous supplies and services	(965,213)	(948,107)	(1,006,854)
Contribution Margin	3,016,559	3,940,817	3,282,486
Other work performed by the entity and capitalized	143,146	171,479	168,530
Employee benefits expenses	(442,217)	(671,025)	(694,262)
Other expense, by nature	(859,869)	(937,650)	(816,247)
Depreciation and amortization expense	(614,224)	(683,668)	(567,471)
Impairment (loss) reversal recognized in profit or loss		3,433	(5,234)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(241,540)	(279,234)	(116,704)
OPERATING INCOME	1,001,855	1,544,152	1,251,098
Total financial results	(219,907)	(261,637)	(216,603)
Total financial income	223,020	285,720	223,121
Cash and cash equivalents	14,687	26,372	27,301
Other financial income	208,333	259,348	195,820
Financial costs	(598,296)	(745,402)	(690,462)
Bank borrowings	(56,676)	(92,211)	(101,105)
Secured and unsecured obligations	(113,505)	(175,496)	(135,140)
Other	(428,115)	(477,695)	(454,217)
Income from indexation units	161,586	206,845	260,137
Foreign exchange profits (losses)	(6,217)	(8,800)	(9,399)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	28	20	(160)
Total	903	12,909	546
Gain (loss) from other investments		6
Gain (loss) from the sale of assets	903	12,903	546
Profit (loss) before taxes	782,879	1,295,444	1,034,881
Income tax expense (income)	(278,107)	160,650	(24,007)
PROFIT (LOSS)	504,772	1,456,094	1,010,874
Profit (loss)	504,772	1,456,094	1,010,874
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,448,867	1,603,242	771,791
Net cash flows from (used in) investing activities	(1,364,627)	(1,471,137)	(1,022,549)
Net cash flows from (used in) financing activities	40,508	(64,693)	367,923
Operating Segments | Generation and Transmission | Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	1,752,168	1,401,368
Cash and cash equivalents	678,856	593,058
Other current financial assets	77,146	62,287
Other current non-financial assets	70,693	68,906
Trade and other current receivables	699,288	446,026
Current accounts receivable from related parties	110,101	129,961
Inventories	86,375	68,525
Current tax assets	29,709	32,605
TOTAL NON-CURRENT ASSETS	5,023,349	5,481,408
Other non-current financial assets	293,011	345,968
Other non-current non-financial assets	44,772	67,688
Trade and other non-current receivables	280,119	311,858
Non-current accounts receivable from related parties	43,945	54,002
Investments accounted for using the equity method	111,027	104,875
Intangible assets other than goodwill	136,560	67,708
Property, plant and equipment	3,953,188	4,351,508
Right-of-use assets	127,537	147,005
Deferred tax assets	33,190	30,796
TOTAL ASSETS	6,775,517	6,882,776
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,652,616	1,222,704
Other current financial liabilities	317,285	240,865
Current lease liabilities	21,478	580,450
Trade and other payables, current	881,993	122,443
Current accounts payable to related parties	155,817	80,023
Other current provisions	79,356	144,418
Other current non-financial liabilities	45,960	54,505
TOTAL NON-CURRENT LIABILITIES	1,280,831	1,690,280
Other non-current financial liabilities	727,682	1,051,275
Non-current lease liability	11,591	20,506
Trade payables, non-current	979	4,178
Non-current accounts payable to related companies	19,252	15,258
Other long-term provisions	84,179	101,159
Deferred tax liabilities	335,101	382,097
Non-current provisions for employee benefits	32,753	33,720
Other non-current non-financial liabilities	69,294	82,087
Equity	3,842,070	3,969,792
Equity attributable to shareholders of Enel Américas	3,842,070	3,969,792
Share and paid-in capital	1,821,697	1,968,025
Retained earnings (losses)	1,122,697	1,190,915
Issuance premium	37,138	38,888
Treasury shares in portfolio	(54)
Other reserves	860,592	771,964
TOTAL LIABILITIES AND EQUITY	6,775,517	6,882,776
Revenues and Other income, by nature	3,000,829	3,057,056	3,036,418
Revenues	2,977,178	3,007,419	2,961,895
Energy sales	2,880,510	2,885,369	2,814,879
Other sales	32,291	48,946	44,810
Other services rendered	64,377	73,104	102,206
Other income, by nature	23,651	49,637	74,523
Raw Materials and Consumables Used	(1,375,163)	(1,218,451)	(1,280,555)
Energy purchases	(918,086)	(578,373)	(757,914)
Fuel consumption	(137,850)	(277,116)	(226,843)
Transportation costs	(226,531)	(260,281)	(187,111)
Other miscellaneous supplies and services	(92,696)	(102,681)	(108,687)
Contribution Margin	1,625,666	1,838,605	1,755,863
Other work performed by the entity and capitalized	3,946	10,023	9,467
Employee benefits expenses	(101,339)	(114,226)	(122,858)
Other expense, by nature	(145,700)	(136,526)	(140,031)
GROSS OPERATING RESULT	1,382,573	1,597,876	1,502,441
Depreciation and amortization expense	(240,241)	(261,958)	(295,719)
Impairment (loss) reversal recognized in profit or loss		(1,307)	66,987
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(934)	645	(4,998)
OPERATING INCOME	1,141,398	1,335,256	1,268,711
Total financial results	(56,160)	4,788	70,220
Total financial income	93,720	153,668	116,829
Cash and cash equivalents	32,879	99,237	84,253
Other financial income	60,841	54,431	32,576
Financial costs	(149,750)	(178,978)	(203,183)
Bank borrowings	(3,945)	(12,603)	(18,221)
Secured and unsecured obligations	(70,317)	(80,638)	(98,979)
Other	(75,488)	(85,737)	(85,983)
Income from indexation units	(85,734)	(83,759)	8,815
Foreign exchange profits (losses)	85,604	113,857	147,759
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,630	790	2,171
Total	3,764	1,287	135
Gain (loss) from other investments	50	1,042	51
Gain (loss) from the sale of assets	3,714	245	84
Profit (loss) before taxes	1,091,632	1,342,121	1,341,237
Income tax expense (income)	(326,573)	(419,338)	(449,235)
PROFIT (LOSS)	765,059	922,783	892,002
Profit (loss)	765,059	922,783	892,002
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,109,985	1,052,312	1,197,918
Net cash flows from (used in) investing activities	(164,687)	(84,523)	(103,167)
Net cash flows from (used in) financing activities	(797,743)	(1,039,947)	(865,538)
Operating Segments | Distribution | Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	4,321,551	4,513,289
Cash and cash equivalents	748,245	649,538
Other current financial assets	151,746	49,098
Other current non-financial assets	430,800	374,419
Trade and other current receivables	2,524,640	3,044,634
Current accounts receivable from related parties	19,689	26,237
Inventories	384,790	327,751
Current tax assets	61,641	30,286
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	14,821,340	16,610,174
Other non-current financial assets	2,497,735	2,703,694
Other non-current non-financial assets	2,284,187	2,663,918
Trade and other non-current receivables	297,872	275,915
Non-current accounts receivable from related parties	32	68
Investments accounted for using the equity method	1,596	1,710
Intangible assets other than goodwill	4,370,876	5,441,246
Property, plant and equipment	4,396,560	4,399,515
Investment property	7,942	10,254
Right-of-use assets	94,180	108,112
Deferred tax assets	870,360	1,005,742
TOTAL ASSETS	19,142,891	21,123,463
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	5,178,351	5,027,059
Other current financial liabilities	1,020,125	847,463
Current lease liabilities	29,753	38,758
Trade and other payables, current	3,081,693	3,102,559
Current accounts payable to related parties	651,021	518,068
Other current provisions	141,067	205,464
Other current non-financial liabilities	185,313	240,883
TOTAL NON-CURRENT LIABILITIES	7,759,713	8,548,777
Other non-current financial liabilities	2,518,301	3,134,569
Non-current lease liability	78,882	87,742
Trade payables, non-current	2,049,498	2,320,943
Non-current accounts payable to related companies	444,950	34,662
Other long-term provisions	749,514	874,836
Deferred tax liabilities	282,397	267,181
Non-current provisions for employee benefits	1,588,504	1,799,663
Other non-current non-financial liabilities	47,667	29,181
Equity	6,204,827	7,547,627
Equity attributable to shareholders of Enel Américas	6,204,827	7,547,627
Share and paid-in capital	2,902,092	3,558,565
Retained earnings (losses)	(82,505)	318,239
Issuance premium	55,685	58,011
Other reserves	3,329,555	3,612,812
TOTAL LIABILITIES AND EQUITY	19,142,891	21,123,463
Revenues and Other income, by nature	9,969,814	12,116,249	10,739,115
Revenues	9,039,284	10,905,824	9,748,895
Energy sales	7,511,207	9,734,017	8,806,468
Other sales	5,221	9,805	4,158
Other services rendered	1,522,856	1,162,002	938,269
Other income, by nature	930,530	1,210,425	990,220
Raw Materials and Consumables Used	(6,953,255)	(8,175,432)	(7,456,629)
Energy purchases	(5,149,046)	(6,323,836)	(5,637,926)
Transportation costs	(838,996)	(903,489)	(811,849)
Other miscellaneous supplies and services	(965,213)	(948,107)	(1,006,854)
Contribution Margin	3,016,559	3,940,817	3,282,486
Other work performed by the entity and capitalized	143,146	171,479	168,530
Employee benefits expenses	(442,217)	(671,025)	(694,262)
Other expense, by nature	(859,869)	(937,650)	(816,247)
GROSS OPERATING RESULT	1,857,619	2,503,621	1,940,507
Depreciation and amortization expense	(614,224)	(683,668)	(567,471)
Impairment (loss) reversal recognized in profit or loss		3,433	(5,234)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(241,540)	(279,234)	(116,704)
OPERATING INCOME	1,001,855	1,544,152	1,251,098
Total financial results	(219,907)	(261,637)	(216,603)
Total financial income	223,020	285,720	223,121
Cash and cash equivalents	14,687	26,372	27,301
Other financial income	208,333	259,348	195,820
Financial costs	(598,296)	(745,402)	(690,462)
Bank borrowings	(56,676)	(92,211)	(101,105)
Secured and unsecured obligations	(113,505)	(175,496)	(135,140)
Other	(428,115)	(477,695)	(454,217)
Income from indexation units	161,586	206,845	260,137
Foreign exchange profits (losses)	(6,217)	(8,800)	(9,399)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	28	20	(160)
Total	903	12,909	546
Gain (loss) from other investments		6
Gain (loss) from the sale of assets	903	12,903	546
Profit (loss) before taxes	782,879	1,295,444	1,034,881
Income tax expense (income)	(278,107)	160,650	(24,007)
PROFIT (LOSS)	504,772	1,456,094	1,010,874
Profit (loss)	504,772	1,456,094	1,010,874
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,448,867	1,603,242	771,791
Net cash flows from (used in) investing activities	(1,364,627)	(1,471,137)	(1,022,549)
Net cash flows from (used in) financing activities	40,508	(64,693)	367,923
Holdings, Eliminations and Others | Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	105,537	666,597
Cash and cash equivalents	79,892	696,401
Other current financial assets	1,387	8,998
Other current non-financial assets	59,293	42,837
Trade and other current receivables	11,007	13,797
Current accounts receivable from related parties	(82,840)	(139,829)
Inventories	268	(37)
Current tax assets	36,530	44,430
TOTAL NON-CURRENT ASSETS	909,613	1,103,548
Other non-current financial assets	117	149
Other non-current non-financial assets	3,897	4,284
Trade and other non-current receivables	533	184
Non-current accounts receivable from related parties	(43,945)	(53,223)
Investments accounted for using the equity method	(110,350)	(104,607)
Intangible assets other than goodwill	17,390	18,925
Goodwill	945,512	1,173,043
Property, plant and equipment	4,924	12,415
Right-of-use assets	703	682
Deferred tax assets	90,832	51,696
TOTAL ASSETS	1,015,150	1,770,145
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	446,255	486,169
Other current financial liabilities	487,720	362,965
Current lease liabilities	264	237,036
Trade and other payables, current	129,890	(146,000)
Current accounts payable to related parties	(209,716)	565
Other current provisions	2	6,236
Other current non-financial liabilities	25,367	25,367
TOTAL NON-CURRENT LIABILITIES	282,129	555,209
Other non-current financial liabilities	591,723	595,989
Non-current lease liability	597	377
Trade payables, non-current	10,998	10,876
Non-current accounts payable to related companies	(319,811)	(49,920)
Other long-term provisions	207	332
Deferred tax liabilities		5,424
Deferred tax liabilities	(4,545)
Non-current provisions for employee benefits	2,960	2,979
Equity	286,766	728,767
Equity attributable to shareholders of Enel Américas	286,766	728,767
Share and paid-in capital	5,039,289	4,257,285
Retained earnings (losses)	4,375,506	3,965,257
Issuance premium	(92,823)	(96,899)
Treasury shares in portfolio	54
Other reserves	(9,035,260)	(7,396,876)
TOTAL LIABILITIES AND EQUITY	1,015,150	1,770,145
Revenues and Other income, by nature	(777,969)	(859,193)	(785,844)
Revenues	(777,486)	(859,867)	(786,029)
Energy sales	(736,505)	(821,024)	(692,024)
Other sales	(544)	1
Other services rendered	(40,437)	(38,844)	(94,005)
Other income, by nature	(483)	674	185
Raw Materials and Consumables Used	772,503	852,860	788,784
Energy purchases	729,245	805,346	741,482
Fuel consumption		(1)
Transportation costs	49,041	52,849	54,656
Other miscellaneous supplies and services	(5,783)	(5,334)	(7,354)
Contribution Margin	(5,466)	(6,333)	2,940
Other work performed by the entity and capitalized	59	63
Employee benefits expenses	(21,490)	(24,502)	(23,373)
Other expense, by nature	(59,709)	(76,533)	(64,807)
GROSS OPERATING RESULT	(86,606)	(107,305)	(85,240)
Depreciation and amortization expense	(3,634)	(2,704)	750
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	102	(536)	(799)
OPERATING INCOME	(90,138)	(110,545)	(85,289)
Total financial results	(37,040)	(120,684)	(186,280)
Total financial income	4,737	10,273	18,131
Cash and cash equivalents	11,944	19,923	21,626
Other financial income	(7,207)	(9,650)	(3,495)
Financial costs	(20,407)	(164,251)	(178,114)
Bank borrowings	(9,402)	(29,210)	(42,866)
Secured and unsecured obligations	(24,808)	(25,225)	(78,085)
Other	13,803	(109,816)	(57,163)
Income from indexation units	846	1,391	1,428
Foreign exchange profits (losses)	(22,216)	31,903	(27,725)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	475	(227)	441
Total	4
Gain (loss) from other investments	4
Profit (loss) before taxes	(126,699)	(231,456)	(271,128)
Income tax expense (income)	38,120	22,342	35,310
PROFIT (LOSS)	(88,579)	(209,114)	(235,818)
Profit (loss)	(88,579)	(209,114)	(235,818)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(133,342)	(128,043)	(125,144)
Net cash flows from (used in) investing activities	(6,302)	(44,138)	(1,943,473)
Net cash flows from (used in) financing activities	$ (429,300)	$ 281,736	$ 2,364,681